Going Concern	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Going Concern [Abstract]
Going Concern

NOTE 2 – Going Concern

The accompanying condensed consolidated financial statements have been prepared on the basis that the Company will continue as a going concern. The Company has incurred losses since inception and had an accumulated deficit of $14,022,424 as of March 31, 2019. The Company does not have adequate liquidity to fund its operations throughout fiscal 2019 without raising additional funds. These factors raise substantial doubt about its ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this condition. Management intends to continue to seek additional financing to fund operations. If the Company is not able to raise additional working capital, it will have a material adverse effect on the operations of the Company and the development of its technology.

Through March 31, 2019, the Company has completed a $528,000 unsecured loan financing, a $253,000 short-term promissory note financing (which notes were amended and restated to become convertible promissory notes), a $1,625,120 convertible promissory note financing of a planned $2.5 million subscription and a second $1,540,000 convertible promissory note financing of a planned $2 million subscription. All of the convertible notes were ultimately converted into common stock and warrants. In addition, the Company entered into two private placement transactions of its common stock and warrants beginning in July 2018 and December 2018, whereby $6.3 million in gross proceeds were raised out of a planned $11.8 million maximum offering under the subscription agreements for both private placements through March 31, 2019. See Note 13 – Subsequent Events for a description of financings that have closed after March 31, 2019. The Company does not have adequate liquidity to fund its operations throughout fiscal 2019 without raising additional funds. Management intends to continue to seek additional debt and/or equity financing to fund operations. However, if the Company is unable to raise additional funds, or the Company’s anticipated operating results are not achieved, management believes planned expenditures may need to be reduced in order to extend the time period that existing resources can fund the Company’s operations. If management is unable to obtain the necessary capital, it may have to cease operations.

NOTE 2 - Going Concern

The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern. The Company has incurred losses and negative cash flows from operations since inception and had an accumulated deficit of $10,457,710 as of September 30, 2018. In the event the Company is unable to complete an equity round of financing resulting in more than $3 million in gross proceeds by December 31, 2018, the 2017 Convertible Notes and accrued interest thereon will become due. The Company does not have adequate liquidity to fund the repayment of the 2017 Convertible Notes if they become due on December 31, 2018 or to fund its operations throughout fiscal 2019 without raising additional funds. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this condition. If the Company is not able to raise additional working capital, it will have a material adverse effect on the operations of the Company and the development of its technology.

Through September 30, 2018, since inception, the Company has completed unsecured loan financings for gross proceeds of $283,000, a $253,000 short-term promissory note financing (which notes were amended and restated to become convertible promissory notes as described below), a $1,625,120 convertible promissory note financing and a second $1,540,000 convertible note promissory financing. In addition, the Company entered into a private placement transaction in July 2018 whereby $1,113,000 in gross proceeds were raised out of a planned $10.0 million maximum subscription amount (assuming the over-allotment option is not exercised) through September 30, 2018. The Company does not have adequate liquidity to fund its operations throughout fiscal 2019 without raising additional funds. Management intends to seek additional debt and/or equity financing to fund operations. However, if the Company is unable to raise additional funds, or the Company’s anticipated operating results are not achieved, management believes planned expenditures may need to be reduced in order to extend the time period that existing resources can fund the Company’s operations. If management is unable to obtain the necessary capital, it may have to cease operations.